Trade and other receivables - Narrative (Details)	Jun. 30, 2024 USD ($)	Oct. 09, 2023 vessel	Jun. 30, 2023 USD ($)
Secured Loan Due 2030 With Margin Rate At 2.15% | Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Credit facility size	$ 150,000,000.0		$ 150,000,000
Secured Loan Due 2030 With Margin Rate At 2.15% | Interest rate swaps | FSO Asia and Africa
Disclosure of detailed information about hedging instruments [line items]
Credit facility size	$ 150,000,000
24 VLCC tankers
Disclosure of detailed information about hedging instruments [line items]
Number of vessels sold | vessel		24